SCHEDULE OF CAPITAL ACCOUNTS ARE TRANSLATED AT THEIR HISTORICAL EXCHANGE RATES (Details)	Jun. 30, 2025	Jun. 30, 2024
Period-end $: HK$ exchange rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period average exchange rate	7.8497	7.8076
Period average $: HK$ exchange rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period average exchange rate	7.7920	7.8186
Period-end $: NT$ exchange rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period average exchange rate	29.1792	32.4944
Period average $: NT$ exchange rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period average exchange rate	31.8386	31.8848
Period-end $: SG$ exchange rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period average exchange rate	1.2734	1.3557
Period average $: SG$ exchange rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period average exchange rate	1.3240	1.3467